Share-based payments - Schedule of share-based payment plans by instrument (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) equityInstrument € / shares	Dec. 31, 2024 equityInstrument € / shares	Dec. 31, 2023 equityInstrument € / shares
Performance shares
Share-based payment
Balance at beginning of year (in shares)	43,736,942	43,346,804	63,747,848
Granted (in shares)	10,818,188	19,202,484	15,207,400
Forfeited (in shares)	(2,803,610)	(3,589,329)	(3,916,744)
Vested (in shares)	(11,005,659)	(15,223,017)	(31,691,700)
Balance at end of year (in shares)	40,745,861	43,736,942	43,346,804
Weighted average grant date fair value (EUR per share) | € / shares	€ 4.73	€ 3.65	€ 3.10
Restricted shares
Share-based payment
Balance at beginning of year (in shares)	122,973,299	94,675,940	54,527,628
Granted (in shares)	97,037,127	57,602,936	45,322,400
Forfeited (in shares)	(7,901,371)	(5,471,235)	(1,998,801)
Vested (in shares)	(62,570,770)	(23,834,342)	(3,175,287)
Balance at end of year (in shares)	149,538,285	122,973,299	94,675,940
Weighted average grant date fair value (EUR per share) | € / shares	€ 4.37	€ 3.48	€ 3.36
Restricted shares | Infinera Corporation
Share-based payment
Replacement awards granted | €	€ 39.4